TAXATION - Prepaid other taxes (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2025	Dec. 31, 2024
TAXATION
Total	Rp 3,502	Rp 3,467
Current portion	(1,979)	(2,798)
Non-current portion (Note 14)	1,523	669
The Company
TAXATION
VAT	746	168
Article 21 - Individual income tax	42	154
Article 23 - Withholding tax on service delivery		260
Subsidiaries
TAXATION
VAT	2,577	2,782
Article 4(2) - Final tax	16	17
Article 21 - Individual income tax	6	7
Article 23 - Withholding tax on service delivery	Rp 115	Rp 79